UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2013

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     41
Form 13F Information Table Value Total:     $28,404




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                   MKT VALUE TOTAL #   PUT/CALL  INVSTMT   OTHER
NAME OF ISSUER                     CLASS  CUSIP NO (x$1000)  OF SHARSH           DSCRETN  MANAGERS
ABBOTT LABORATORIES                 COM   002824100   392     11,112SH           DEFINED     0
ABBVIE INC                          COM   00287Y109   442     10,827SH           DEFINED     0
AON PLC CLASS A                     COM   G0408V102   788     12,805SH           DEFINED     0
APPLE INC                           COM   037833100   896      2,023SH           DEFINED     0
AT&T INC                            COM   00206R102   675     18,397SH           DEFINED     0
BANK OF AMERICA CORP                COM   060505104   946     77,695SH           DEFINED     0
BERKSHIRE HATHAWAY INC CLASS B      COM   084670702   847      8,125SH           DEFINED     0
BRISTOL-MYERS SQUIBB CO             COM   110122108   645     15,650SH           DEFINED     0
CHEVRON CORP NEW                    COM   166764100   725      6,100SH           DEFINED     0
CHUBB CORP                          COM   171232101   825      9,420SH           DEFINED     0
CLIFF NATURAL RESOURCES INC         COM   18683K101   373     19,615SH           DEFINED     0
DIAGEO PLC - SPONSORED ADR          COM   25243Q205   924      7,339SH           DEFINED     0
DTE ENERGY CO                       COM   233331107   665      9,731SH           DEFINED     0
EMERSON ELECTRIC COMPANY            COM   291011104   710     12,710SH           DEFINED     0
ENERGY TRANSFER PARTNERS LP         COM   29273R109   636     12,550SH           DEFINED     0
FLUOR CORP (NEW)                    COM   343412102   715     10,780SH           DEFINED     0
GENERAL ELECTRIC COMPANY            COM   369604103   679     29,378SH           DEFINED     0
HONEYWELL INTERNATIONAL INC         COM   438516106   966     12,820SH           DEFINED     0
INTEL CORPORATION                   COM   458140100   701     32,122SH           DEFINED     0
INTERNATIONAL BUSINESS MACHINE      COM   459200101   663      3,106SH           DEFINED     0
JOHNSON & JOHNSON                   COM   478160104   997     12,230SH           DEFINED     0
JPMORGAN CHASE & CO                 COM   46625H100   862     18,153SH           DEFINED     0
KIMBERLY CLARK                      COM   494368103   797      8,133SH           DEFINED     0
KRAFT FOODS GROUP INC               COM   50076Q106   315      6,112SH           DEFINED     0
MERCK & CO. INC.                    COM   58933Y105   571     12,915SH           DEFINED     0
MICROSOFT CORP                      COM   594918104   515     18,002SH           DEFINED     0
MONDELEZ INTERNATIONAL INC          COM   609207105   550     17,955SH           DEFINED     0
NESTLE SA SPNSRD ADR REP RG SH      COM   641069406   789     10,881SH           DEFINED     0
PFIZER INC                          COM   717081103   768     26,604SH           DEFINED     0
PROCTER AND GAMBLE COMPANY          COM   742718109   917     11,906SH           DEFINED     0
PUBLIC SVC ENTERPRISE GRP INC       COM   744573106   608     17,695SH           DEFINED     0
QUALCOMM INC                        COM   747525103   868     12,960SH           DEFINED     0
SPDR TRUST UNIT SER 1               COM   78462F103   212      1,350SH           DEFINED     0
SYSCO CORP                          COM   871829107   270      7,686SH           DEFINED     0
TEVA PHARMACEUTICAL-SPONS ADR       COM   881624209   759     19,140SH           DEFINED     0
UNITEDHEALTH GROUP INC              COM   91324P102   782     13,665SH           DEFINED     0
VERIZON COMMUNICATIONS              COM   92343V104   718     14,600SH           DEFINED     0
VODAFONE GROUP PLC SPONS ADR        COM   92857W209   903     31,785SH           DEFINED     0
WELLPOINT INC                       COM   94973V107   582      8,795SH           DEFINED     0
WELLS FARGO & CO (NEW)              COM   949746101   510     13,786SH           DEFINED     0
YUM! BRANDS INC                     COM   988498101   902     12,545SH           DEFINED     0



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